Acquisitions - Summary of HPES Pro Forma Information (Details) - Hewlett Packard Enterprise Services - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Business Acquisition [Line Items]
Revenues	$ 17,423
Net income	$ 1,772
Business Acquisition, Pro Forma Information [Abstract]
Revenues		$ 25,394
Net loss		(23)
Net loss attributable to the Company		$ (51)
Loss per common share:
Basic (in dollars per share)		$ (0.18)
Diluted (in dollars per share)		$ (0.18)